Annual Operating Expenses {- Fidelity Advisor® Value Strategies Fund} - 11.30 Fidelity Advisor Value Strategies Fund - K PRO-09 - Fidelity Advisor® Value Strategies Fund - Fidelity Advisor Value Strategies Fund-Class K
Jan. 29, 2022
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.65%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.75%